Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2026
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

26. Investments in associates and joint ventures

	Business	% ownership	December 31, 2025	Equity results in income statement	Dividends declared	Translation adjustment	Fair value remeasurement	Others	June 30, 2026
Associates and joint ventures
In Brazil
Anglo American Minério de Ferro do Brasil S.A.	Iron ore	15.00	649	23	–	–	–	–	672
Aliança Geração de Energia S.A.	Energy	30.00	240	9	(13)	–	–	6	242
Aliança Norte Energia Participações S.A.	Energy	51.00	66	(5)	–	4	–	–	65
Companhia Coreano-Brasileira de Pelotização	Pellets	50.00	88	8	–	5	–	–	101
Companhia Hispano-Brasileira de Pelotização	Pellets	50.89	44	2	(2)	4	–	–	48
Companhia Ítalo-Brasileira de Pelotização	Pellets	50.90	75	3	–	5	–	2	85
Companhia Nipo-Brasileira de Pelotização	Pellets	51.00	157	13	–	10	–	5	185
MRS Logística S.A.	Logistics	49.01	804	49	(34)	48	–	–	867
Samarco Mineração S.A. (note 23)	Pellets	50.00	–	–	–	–	–	–	–
VLI S.A.	Logistics	29.60	410	20	–	25	–	2	457
Others	–	–	60	(4)	–	4	28	2	90
Abroad
PT Vale Indonesia Tbk	Vale Base Metals	33.88	1,842	40	(15)	(2)	–	–	1,865
Vale Oman Distribution Center	Logistics	50.00	594	21	(28)	–	–	–	587
			5,029	179	(92)	103	28	17	5,264
Other results in associates and joint ventures				(43)
Equity results and other results in associates and joint ventures				136